Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD FIXED INCOME SECURITIES FUNDS
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Investment-Grade FundVanguard Intermediate-Term Investment-Grade FundVanguard Long-Term Investment-Grade FundSupplement to the Prospectus and Summary Prospectuses Dated May 24, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Investment-Grade Fund, Vanguard Intermediate-Term Investment-Grade Fund, and Vanguard Long-Term Investment-Grade Fund (each, a Fund) have reduced their expense ratios for Admiral Shares. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Short-Term Investment-Grade FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Investor SharesAdmiral SharesManagement Fees0.190.08%12b-1 Distribution FeeNoneNoneOther Expenses0.010.01%Total Annual Fund Operating Expenses0.200.09%1The expense information shown in the table has been restated for Admiral Shares to reflect current fees.ExamplesThe following examples are intended to help you compare the cost of investing in the Fund’s Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 YearsInvestor Shares$20$64$113$255Admiral Shares$9$29$51$115Prospectus and Summary Prospectus Text Changes for Vanguard Intermediate-Term Investment-Grade FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Investor SharesAdmiral SharesManagement Fees0.190.08%12b-1 Distribution FeeNoneNoneOther Expenses0.010.01%Total Annual Fund Operating Expenses0.200.09%1The expense information shown in the table has been restated for Admiral Shares to reflect current fees.ExamplesThe following examples are intended to help you compare the cost of investing in the Fund’s Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 YearsInvestor Shares$20$64$113$255Admiral Shares$9$29$51$115Prospectus and Summary Prospectus Text Changes for Vanguard Long-Term Investment-Grade FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Investor SharesAdmiral SharesManagement Fees0.210.10%12b-1 Distribution FeeNoneNoneOther Expenses0.000.00%Total Annual Fund Operating Expenses0.210.10%1The expense information shown in the table has been restated for Admiral Shares to reflect current fees.ExamplesThe following examples are intended to help you compare the cost of investing in the Fund’s Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 YearsInvestor Shares$22$68$118$268Admiral Shares$10$32$56$128Vanguard Ultra-Short-Term Bond FundSupplement to the Prospectus and Summary Prospectus Dated May 24, 2024As approved by the Fund’s Board of Trustees, Vanguard Ultra-Short-Term Bond Fund (the Fund) has reduced its expense ratio for Admiral Shares. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for the Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Ultra-Short-Term Bond FundAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Investor SharesAdmiral SharesManagement Fees0.190.08%12b-1 Distribution FeeNoneNoneOther Expenses0.010.01%Total Annual Fund Operating Expenses0.200.09%1The expense information shown in the table has been restated for Admiral Shares to reflect current fees.ExamplesThe following examples are intended to help you compare the cost of investing in the Fund’s Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 YearsInvestor Shares$20$64$113$255Admiral Shares$9$29$51$115© 2025 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 1492B 022025
Retail | Vanguard Short-Term Investment-Grade Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 24, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Investment-Grade FundVanguard Intermediate-Term Investment-Grade FundVanguard Long-Term Investment-Grade FundSupplement to the Prospectus and Summary Prospectuses Dated May 24, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Investment-Grade Fund, Vanguard Intermediate-Term Investment-Grade Fund, and Vanguard Long-Term Investment-Grade Fund (each, a Fund) have reduced their expense ratios for Admiral Shares. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Short-Term Investment-Grade FundAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Investor SharesAdmiral SharesManagement Fees0.190.08%12b-1 Distribution FeeNoneNoneOther Expenses0.010.01%Total Annual Fund Operating Expenses0.200.09%1The expense information shown in the table has been restated for Admiral Shares to reflect current fees.ExamplesThe following examples are intended to help you compare the cost of investing in the Fund’s Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 YearsInvestor Shares$20$64$113$255Admiral Shares$9$29$51$115
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Prospectus and Summary Prospectus Text Changes for Vanguard Short-Term Investment-Grade FundAnnual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following examples are intended to help you compare the cost of investing in the Fund’s Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Retail | Vanguard Short-Term Investment-Grade Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.19%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.20%	[1]
1 Year	rr_ExpenseExampleYear01	$ 20
3 Years	rr_ExpenseExampleYear03	64
5 Years	rr_ExpenseExampleYear05	113
10 Years	rr_ExpenseExampleYear10	$ 255
Retail | Vanguard Short-Term Investment-Grade Fund | Admiral Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.09%	[1]
1 Year	rr_ExpenseExampleYear01	$ 9
3 Years	rr_ExpenseExampleYear03	29
5 Years	rr_ExpenseExampleYear05	51
10 Years	rr_ExpenseExampleYear10	$ 115
Retail | Vanguard Intermediate-Term Investment-Grade Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 24, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Investment-Grade FundVanguard Intermediate-Term Investment-Grade FundVanguard Long-Term Investment-Grade FundSupplement to the Prospectus and Summary Prospectuses Dated May 24, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Investment-Grade Fund, Vanguard Intermediate-Term Investment-Grade Fund, and Vanguard Long-Term Investment-Grade Fund (each, a Fund) have reduced their expense ratios for Admiral Shares. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Intermediate-Term Investment-Grade FundAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Investor SharesAdmiral SharesManagement Fees0.190.08%12b-1 Distribution FeeNoneNoneOther Expenses0.010.01%Total Annual Fund Operating Expenses0.200.09%1The expense information shown in the table has been restated for Admiral Shares to reflect current fees.ExamplesThe following examples are intended to help you compare the cost of investing in the Fund’s Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 YearsInvestor Shares$20$64$113$255Admiral Shares$9$29$51$115
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Prospectus and Summary Prospectus Text Changes for Vanguard Intermediate-Term Investment-Grade FundAnnual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following examples are intended to help you compare the cost of investing in the Fund’s Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Retail | Vanguard Intermediate-Term Investment-Grade Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.19%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.20%	[2]
1 Year	rr_ExpenseExampleYear01	$ 20
3 Years	rr_ExpenseExampleYear03	64
5 Years	rr_ExpenseExampleYear05	113
10 Years	rr_ExpenseExampleYear10	$ 255
Retail | Vanguard Intermediate-Term Investment-Grade Fund | Admiral Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.09%	[2]
1 Year	rr_ExpenseExampleYear01	$ 9
3 Years	rr_ExpenseExampleYear03	29
5 Years	rr_ExpenseExampleYear05	51
10 Years	rr_ExpenseExampleYear10	$ 115
Retail | Vanguard Long-Term Investment-Grade Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 24, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Investment-Grade FundVanguard Intermediate-Term Investment-Grade FundVanguard Long-Term Investment-Grade FundSupplement to the Prospectus and Summary Prospectuses Dated May 24, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Investment-Grade Fund, Vanguard Intermediate-Term Investment-Grade Fund, and Vanguard Long-Term Investment-Grade Fund (each, a Fund) have reduced their expense ratios for Admiral Shares. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Long-Term Investment-Grade FundAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Investor SharesAdmiral SharesManagement Fees0.210.10%12b-1 Distribution FeeNoneNoneOther Expenses0.000.00%Total Annual Fund Operating Expenses0.210.10%1The expense information shown in the table has been restated for Admiral Shares to reflect current fees.ExamplesThe following examples are intended to help you compare the cost of investing in the Fund’s Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 YearsInvestor Shares$22$68$118$268Admiral Shares$10$32$56$128
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Prospectus and Summary Prospectus Text Changes for Vanguard Long-Term Investment-Grade FundAnnual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following examples are intended to help you compare the cost of investing in the Fund’s Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Retail | Vanguard Long-Term Investment-Grade Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.21%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.21%	[3]
1 Year	rr_ExpenseExampleYear01	$ 22
3 Years	rr_ExpenseExampleYear03	68
5 Years	rr_ExpenseExampleYear05	118
10 Years	rr_ExpenseExampleYear10	$ 268
Retail | Vanguard Long-Term Investment-Grade Fund | Admiral Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.10%	[3]
1 Year	rr_ExpenseExampleYear01	$ 10
3 Years	rr_ExpenseExampleYear03	32
5 Years	rr_ExpenseExampleYear05	56
10 Years	rr_ExpenseExampleYear10	$ 128
Retail | Vanguard Ultra-Short-Term Bond Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 24, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Investment-Grade FundVanguard Intermediate-Term Investment-Grade FundVanguard Long-Term Investment-Grade FundSupplement to the Prospectus and Summary Prospectuses Dated May 24, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Investment-Grade Fund, Vanguard Intermediate-Term Investment-Grade Fund, and Vanguard Long-Term Investment-Grade Fund (each, a Fund) have reduced their expense ratios for Admiral Shares. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Ultra-Short-Term Bond FundSupplement to the Prospectus and Summary Prospectus Dated May 24, 2024As approved by the Fund’s Board of Trustees, Vanguard Ultra-Short-Term Bond Fund (the Fund) has reduced its expense ratio for Admiral Shares. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for the Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Ultra-Short-Term Bond FundAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Investor SharesAdmiral SharesManagement Fees0.190.08%12b-1 Distribution FeeNoneNoneOther Expenses0.010.01%Total Annual Fund Operating Expenses0.200.09%1The expense information shown in the table has been restated for Admiral Shares to reflect current fees.ExamplesThe following examples are intended to help you compare the cost of investing in the Fund’s Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 YearsInvestor Shares$20$64$113$255Admiral Shares$9$29$51$115© 2025 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 1492B 022025
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Prospectus and Summary Prospectus Text Changes for Vanguard Ultra-Short-Term Bond FundAnnual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following examples are intended to help you compare the cost of investing in the Fund’s Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Retail | Vanguard Ultra-Short-Term Bond Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.19%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.20%	[4]
1 Year	rr_ExpenseExampleYear01	$ 20
3 Years	rr_ExpenseExampleYear03	64
5 Years	rr_ExpenseExampleYear05	113
10 Years	rr_ExpenseExampleYear10	$ 255
Retail | Vanguard Ultra-Short-Term Bond Fund | Admiral Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.09%	[4]
1 Year	rr_ExpenseExampleYear01	$ 9
3 Years	rr_ExpenseExampleYear03	29
5 Years	rr_ExpenseExampleYear05	51
10 Years	rr_ExpenseExampleYear10	$ 115

[1]	The expense information shown in the table has been restated for Admiral Shares to reflect current fees.
[2]	The expense information shown in the table has been restated for Admiral Shares to reflect current fees.
[3]	The expense information shown in the table has been restated for Admiral Shares to reflect current fees.
[4]	The expense information shown in the table has been restated for Admiral Shares to reflect current fees.